Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING REVENUES
Time charter revenue (include related party revenues of $153,661, $126,207 and $123,944 for each of the years ended December 31, 2019, 2018 and 2017, respectively)	$ 261,102	$ 157,097	$ 159,278
OPERATING EXPENSES:
Vessel operating expenses (include related party vessels operating expenses of $9,880, $1,689 and $1,599 for each of the years ended December 31, 2019, 2018 and 2017, respectively)	87,786	49,273	42,697
Time charter and voyages expenses - related parties (include related party time charter and voyage expenses of $1,845, $222 and $nil for each of the years ended December 31, 2019, 2018 and 2017, respectively)	9,022	1,574	962
Depreciation and amortization	43,912	35,455	37,981
Impairment of vessels	0	71,834	87,624
General and administrative expenses	8,815	9,221	5,367
Operating Income/ (Loss)	111,567	(10,260)	(15,353)
NON OPERATING INCOME/(EXPENSES)
Interest income	1,791	1,425	489
Interest and other finance expenses	(74,994)	(48,686)	(59,413)
Other income, net	1,477	212	51
Total non operating expenses	(71,726)	(47,049)	(58,873)
Income/ (Loss) before income taxes	39,841	(57,309)	(74,226)
Income taxes	(3)	(55)	(40)
Net Income/ (Loss)	39,838	(57,364)	(74,266)
Earnings allocated to Series B Preferred Shares	(3,081)	(3,062)	(3,062)
Net Income/ (Loss) available to Common Shareholders	$ 36,757	$ (60,426)	$ (77,328)
Common Class A [Member]
Weighted average number of common shares outstanding
Basic	11,859,506	6,514,390	5,996,986
Diluted	11,906,906	6,514,390	5,996,986
Net Earnings / (Loss) per common share
Basic	$ 1.48	$ (7.42)	$ (12.89)
Diluted	$ 1.48	$ (7.42)	$ (12.89)
Common Class B [Member]
Weighted average number of common shares outstanding
Basic and diluted	0	925,745	925,745
Net Earnings / (Loss) per common share
Basic	$ 0	$ 0	$ 0
Diluted	$ 0	$ 0	$ 0